Related Party Transactions (Details Narrative) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Jennifer Dyer [Member]
Unsecured loan payable	$ 17,064	$ 2,937
Loan payable	47,850	37,771
Kiaran Sim [Member]
Unsecured loan payable	337	959
Loan payable	5,053	5,035
Dylan Cohen [Member]
Unsecured loan payable	1,246	$ 950
Loan payable	$ 2,369